Property, Plant & Equipment - Summary of Property Plant & Equipment (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Depreciation and Amortization, Including Cost of Sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 47,722	$ 52,939
Florence copper project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest rate	11.00%	11.00%